File No. 333-34844

811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 57  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 59  [X]

(Check appropriate box or boxes.)

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 11th day of January, 2016.

BNY MELLON FUNDS TRUST

BY:	/s/ Patrick T. Crowe
Patrick T. Crowe, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Patrick T. Crowe Patrick T. Crowe	President (Principal Executive Officer)	January 11, 2016
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	January 11, 2016
/s/ Patrick J. O’Connor* Patrick J. O’Connor	Chairman of the Board of Trustees	January 11, 2016
/s/ John R. Alchin* John R. Alchin	Trustee	January 11, 2016
/s/ Ronald R. Davnport* Ronald R. Davenport	Trustee	January 11, 2016
/s/ John L. Diederich* John L. Diederich	Trustee	January 11, 2016
/s/ Kim D. Kelly* Kim D. Kelly	Trustee	January 11, 2016
/s/ Kevin C. Phelan* Kevin C. Phelan	Trustee	January 11, 2016
/s/ Patrick J. Purcell* Patrick J. Purcell	Trustee	January 11, 2016
/s/ Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	January 11, 2016
/s/ Maureen M. Young* Maureen M. Young	Trustee	January 11, 2016

*BY:	/s/ Joseph M. Chioffi Joseph M. Chioffi Attorney-in-Fact